Employee Compensation - Pension and Other Employee Future Benefits (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Asset Allocation Ranges and Weighted-average Actual Asset Allocations

The asset allocation ranges and weighted-average actual asset allocations of our primary pension plans, based on the fair market values at October 31, are as follows:

	Pension benefit plans
	Target range 2018	Actual 2018	Actual 2017
Equities	25% – 50%	37%	40%
Fixed income investments	25% – 55%	46%	46%
Other	10% – 40%	17%	14%

Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis.

Summary of Plan Information for Past Three Years

A summary of plan information for the past three years is as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2018	2017	2016	2018	2017	2016
Defined benefit obligation	8,311	8,846	8,992	1,113	1,460	1,493
Fair value of plan assets	8,719	8,990	8,655	153	157	150
Surplus (deficit) and net defined benefit asset (liability)	408	144	(337)	(960)	(1,303)	(1,343)
Surplus (deficit) is comprised of:
Funded or partially funded plans	573	339	(127)	37	28	7
Unfunded plans	(165)	(195)	(210)	(997)	(1,331)	(1,350)
Surplus (deficit) and net defined benefit asset (liability)	408	144	(337)	(960)	(1,303)	(1,343)

Summary of Pension and Other Employee Future Benefit Expenses

Pension and Other Employee Future Benefit Expenses

Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2018	2017	2016	2018	2017	2016
Annual benefits expense
Current service cost	210	254	224	26	32	25
Net interest (income) expense on net defined benefit (asset) liability	(10)	7	(10)	45	47	52
Past service cost (income)	7	–	–	(277)	–	–
Administrative expenses	5	5	5	–	–	–
Remeasurement of other long-term benefits	–	–	–	(10)	(6)	6
Benefits expense	212	266	219	(216)	73	83
Canada and Quebec pension plan expense	76	75	73	–	–	–
Defined contribution expense	153	123	96	–	–	–
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	441	464	388	(216)	73	83

Summary of Weighted-average Assumptions Used to Determine Benefit Expenses

Weighted-average Assumptions Used to Determine Benefit Expenses

	Pension benefit plans			Other employee future benefit plans
	2018	2017	2016	2018		2017		2016
Discount rate at beginning of year (3)(4)	3.5%	3.4%	4.2%	3.6%		3.6%		4.4%
Rate of compensation increase	2.4%	2.8%	2.7%	2.0%		2.4%		2.4%
Assumed overall health care cost trend rate	na	na	na	4.9%	(1)	5.2%	(2)	5.3%	(2)

(1)	Trending to 4.1% in 2040 and remaining at that level thereafter.
(2)	Trending to 4.5% in 2031 and remaining at that level thereafter.
(3)	The pension benefit current service cost was calculated using a separate discount rate of 3.70% and 3.68% for 2018 and 2017, respectively.
(4)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.76% and 3.78% for 2018 and 2017, respectively.

na – not applicable

Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations

The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2018	2017	2018	2017
Life expectancy for those currently age 65
Males	23.7	23.6	21.9	22.0
Females	24.0	24.0	23.4	23.4
Life expectancy at age 65 for those currently age 45
Males	24.6	24.6	23.1	23.2
Females	25.0	24.9	24.5	24.6

Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans

Changes in the estimated financial positions of our defined benefit pension plans and other employee future benefit plans are as follows:

(Canadian $ in millions, except as noted)	Pension benefit plans		Other employee future benefit plans
	2018	2017	2018	2017
Defined benefit obligation
Defined benefit obligation at beginning of year	8,846	8,992	1,460	1,493
Current service cost	210	254	26	32
Past service cost (income)	7	–	(277)	–
Interest cost	299	300	51	52
Benefits paid	(492)	(448)	(43)	(45)
Employee contributions	15	15	5	5
Actuarial (gains) losses due to:
Changes in demographic assumptions	(50)	(127)	(31)	(107)
Changes in financial assumptions	(562)	(150)	(77)	(2)
Plan member experience	16	45	(4)	39
Foreign exchange and other	22	(35)	3	(7)
Defined benefit obligation at end of year	8,311	8,846	1,113	1,460
Wholly or partially funded defined benefit obligation	8,146	8,651	116	129
Unfunded defined benefit obligation	165	195	997	1,331
Total defined benefit obligation	8,311	8,846	1,113	1,460
Weighted-average assumptions used to determine the defined benefit obligation
Discount rate at end of year	4.0%	3.5%	4.1%	3.6%
Rate of compensation increase	2.4%	2.4%	2.0%	2.0%
Assumed overall health care cost trend rate	na	na	4.9% (1)	5.2% (2)
Fair value of plan assets
Fair value of plan assets at beginning of year	8,990	8,655	157	150
Interest income	309	293	6	5
Return on plan assets (excluding interest income)	(323)	277	(10)	8
Employer contributions	213	219	35	40
Employee contributions	15	15	5	5
Benefits paid	(492)	(448)	(43)	(45)
Administrative expenses	(5)	(5)	–	–
Foreign exchange and other	12	(16)	3	(6)
Fair value of plan assets at end of year	8,719	8,990	153	157
Surplus (deficit) and net defined benefit asset (liability) at end of year	408	144	(960)	(1,303)
Recorded in:
Other assets	664	508	–	–
Other liabilities	(256)	(364)	(960)	(1,303)
Surplus (deficit) and net defined benefit asset (liability) at end of year	408	144	(960)	(1,303)
Actuarial gains (losses) recognized in other comprehensive income
Net actuarial gains (losses) on plan assets	(323)	277	(10)	8
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	50	127	30	104
Changes in financial assumptions	562	150	72	–
Plan member experience	(16)	(45)	1	(41)
Foreign exchange and other	6	(3)	–	–
Actuarial gains recognized in other comprehensive income for the year	279	506	93	71

(1)	Trending to 4.1% in 2040 and remaining at that level thereafter.
(2)	Trending to 4.5% in 2031 and remaining at that level thereafter.

na – not applicable

Summary of Fair Values of Plan Assets Held

The fair values of plan assets held by our primary plans as at October 31 are as follows:

(Canadian $ in millions)	2018			2017
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and money market funds	114	–	114	150	5	155
Securities issued or guaranteed by:
Canadian federal government	108	41	149	143	47	190
Canadian provincial and municipal governments	219	309	528	471	320	791
U.S. federal government	297	–	297	307	20	327
U.S. states, municipalities and agencies	–	12	12	–	16	16
Pooled funds	1,591	2,715	4,306	1,743	2,012	3,755
Derivative instruments	1	(14)	(13)	1	(29)	(28)
Corporate debt	6	1,055	1,061	9	1,251	1,260
Corporate equity	1,105	–	1,105	1,291	–	1,291
	3,441	4,118	7,559	4,115	3,642	7,757

Summary of Changes in Number of Key Assumption

		Defined benefit obligation
(Canadian $ in millions, except as noted)		Pension benefit plans	Other employee future benefit plans
Discount rate (%)		4.0	4.1
Impact of:	1% increase ($)	(811)	(102)
	1% decrease ($)	1,016	126
Rate of compensation increase (%)		2.4	2.0
Impact of:	0.25% increase ($)	39	–	(1)
	0.25% decrease ($)	(38)	–	(1)
Mortality
Impact of:	1 year shorter life expectancy ($)	(138)	(23)
	1 year longer life expectancy ($)	135	23
Assumed overall health care cost trend rate (%)		na	4.9	(2)
Impact of:	1% increase ($)	na	47
	1% decrease ($)	na	(48)

(1)	The change in this assumption is immaterial.

(2)	Trending to 4.1% in 2040 and remaining at that level thereafter.

na – not applicable

Summary of Duration of Defined Benefit Obligation

The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2018	2017
Canadian pension plans	14.0	14.7
U.S. pension plans	7.2	8.0
Canadian other employee future benefit plans	14.3	16.5

Summary of Cash Payments in Connection with Employee Future Benefit Plans

Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2018	2017	2016	2018	2017	2016
Contributions to defined benefit plans	154	187	192	–	–	–
Contributions to defined contribution plans	153	123	96	–	–	–
Benefits paid directly to pensioners	59	32	43	35	40	38
	366	342	331	35	40	38

Our best estimate of the contributions we expect to make for the year ending October 31, 2019 is approximately $246 million to our defined benefit pension plans and $41 million to our other employee future benefit plans.